Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 01, 2022
Document Effective Date	Sep. 02, 2022
Prospectus Date	Sep. 02, 2022
Invesco BulletShares 2032 Corporate Bond ETF | Invesco BulletShares 2032 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCW
Invesco BulletShares 2030 High Yield Corporate Bond ETF | Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJU